Offerings - Offering: 1	Jul. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.001 par value per share
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	38.135
Maximum Aggregate Offering Price	$ 11,440,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,751.54
Offering Note	(1) Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act of 1933, based on $38.135 per share, which represents the average of the bid and asked prices of Common Stock on July 10, 2025, as reported on the OTC Market. (2) Represents shares of Common Stock issuable pursuant to equity grants made under the UTG, Inc. 2025 Stock Option Plan (the "Plan"). This Registration Statement shall also include an indeterminate number of additional shares of Common Stock which may be offered and issued pursuant to the antidilution provisions of the Plan. (3) The Registrant does not have any fee offsets.